Financial Instruments - Summary of Impairment Losses on Accounts Receivable Recognized in Profit or Loss (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Impairment (reversal) loss on trade receivables	$ (4,865)	$ 10,383
Impairment reversal on other receivables	(584)	(31)
Impairment loss (reversal) on accounts receivable	$ (5,449)	$ 10,352